UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10345

Nuveen Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund 3 (NZF)
	January 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 152.1% (99.3% of Total Investments)
	Alabama – 1.7% (1.1% of Total Investments)
$ 3,500	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA	$ 3,509,730
	2006C-2, 5.000%, 11/15/36 (UB)
5,655	Alabama State Port Authority, Revenue Bonds, State Docks Department Facilities, Series 2001,	10/11 at 100.00	A (4)	6,045,138
	5.250%, 10/01/26 (Pre-refunded 10/01/11) – AMBAC Insured (Alternative Minimum Tax)
9,155	Total Alabama			9,554,868
	Alaska – 0.1% (0.1% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	675,250
	Series 2006A, 5.000%, 6/01/46
	Arizona – 1.0% (0.7% of Total Investments)
3,390	Arizona State Transportation Board, Highway Revenue Bonds, Series 2008, 13.526%, 7/01/33 (IF)	7/18 at 100.00	AAA	3,955,927
2,200	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	A	1,882,782
	5.000%, 12/01/37
5,590	Total Arizona			5,838,709
	Arkansas – 0.7% (0.5% of Total Investments)
	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks
	Regional Medical Center, Series 2001A:
1,805	5.500%, 11/01/13	11/11 at 101.00	N/R	1,972,215
1,900	5.500%, 11/01/14	11/11 at 101.00	N/R	2,076,016
3,705	Total Arkansas			4,048,231
	California – 13.3% (8.7% of Total Investments)
	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist
	Health System/West, Series 2003A:
2,065	5.000%, 3/01/28	3/13 at 100.00	A	1,998,053
140	5.000%, 3/01/33	3/13 at 100.00	A	131,599
3,400	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	3,555,414
	Series 2009B, 5.500%, 10/01/39
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	2,660,112
	5.000%, 11/15/42 (UB)
5,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	5,025,250
	LLC, Series 2001A, 5.550%, 8/01/31
5,355	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	Aa3	5,604,704
	Option Bond Trust 3175, 13.716%, 11/15/48 (IF)
18,850	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG	6/10 at 100.00	AA–	18,848,680
	Insured (Alternative Minimum Tax)
11,865	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	8,195,511
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding
	Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2001:
12,280	5.750%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A–	12,625,191
5,000	5.375%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A–	5,017,400
1,500	5.250%, 1/01/23 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A–	1,475,085
10,000	5.500%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A–	9,641,900
10,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	A	1,225,300
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – NPFG Insured
3,000	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aa1	873,780
	2006C, 0.000%, 9/01/30 – NPFG Insured
91,355	Total California			76,877,979
	Colorado – 6.6% (4.3% of Total Investments)
2,250	Canterberry Crossing Metropolitan District II, Parker, Colorado, Limited Tax General	12/12 at 100.00	N/R (4)	2,591,370
	Obligation Bonds, Series 2002, 7.375%, 12/01/32 (Pre-refunded 12/01/12)
1,565	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle	3/13 at 100.00	N/R (4)	1,831,504
	Creek Education Center, Series 2002A, 7.625%, 3/15/32 (Pre-refunded 3/15/13)
3,085	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	3/10 at 102.00	N/R (4)	3,165,920
	Montessori Peaks Building Foundation, Series 2002A, 8.000%, 5/01/32 (Pre-refunded 3/01/10)
1,775	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld	6/11 at 100.00	Ba1 (4)	1,935,993
	County School District 6 – Frontier Academy, Series 2001, 7.375%, 6/01/31
	(Pre-refunded 6/01/11)
3,345	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks	5/16 at 102.00	N/R	2,795,684
	Academy, Series 2006, 5.400%, 5/01/26
3,380	Colorado Housing Finance Authority, Multifamily Project Bonds, Class I, Series 2001A-1,	10/11 at 100.00	AAA	3,397,914
	5.500%, 4/01/31 (Alternative Minimum Tax)
5,000	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	12/17 at 100.00	N/R	3,831,100
	Series 2007, 5.600%, 12/01/34 – RAAI Insured
3,300	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/24 –	11/16 at 100.00	A+	3,414,972
	FGIC Insured
2,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	A+	2,085,520
	5.500%, 11/15/16 – FGIC Insured (Alternative Minimum Tax)
	Denver, Colorado, Airport Revenue Bonds Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	5,584,214
4,335	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	A+	4,462,926
	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds,
	Series 2007:
450	5.125%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	382,644
2,000	5.250%, 12/01/36 – RAAI Insured	12/17 at 100.00	N/R	1,594,900
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	990,990
	8.000%, 12/01/25
38,850	Total Colorado			38,065,651
	Delaware – 0.3% (0.2% of Total Investments)
1,535	Delaware Housing Authority, Multifamily Mortgage Revenue Bonds, Series 2001A,	7/12 at 100.00	Aa3	1,585,056
	5.400%, 7/01/24
	District of Columbia – 1.0% (0.6% of Total Investments)
1,375	District of Columbia, Revenue Bonds, Catholic University of America, Series 1999, 5.625%,	4/10 at 101.00	A	1,389,493
	10/01/29 – AMBAC Insured
1,335	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AA+	1,260,787
	Revenue Bonds, Series 2007, Residuals 1606, 11.602%, 10/01/30 – AMBAC Insured (IF)
3,335	Washington DC Convention Center Authority, Dedicated Tax Revenue Bonds, Residual Series	10/16 at 100.00	AA+	3,149,607
	1730, 1731, 1736, 11.558%, 10/01/30 – AMBAC Insured (IF)
6,045	Total District of Columbia			5,799,887
	Florida – 2.0% (1.4% of Total Investments)
	Orange County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Oak Glen
	Apartments, Series 2001G:
1,105	5.400%, 12/01/32 – AGM Insured	12/11 at 100.00	AAA	1,109,133
2,195	5.450%, 12/01/41 – AGM Insured	12/11 at 100.00	AAA	2,199,390
2,775	Pace Property Finance Authority Inc., Florida, Utility System Improvement and Revenue	3/10 at 100.00	N/R	2,775,805
	Refunding Bonds, Series 1997, 5.250%, 9/01/17 – AMBAC Insured
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	5,226,817
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
1,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	805,130
	6.650%, 5/01/40
12,530	Total Florida			12,116,275
	Georgia – 2.4% (1.5% of Total Investments)
5,000	Atlanta, Georgia, Airport General Revenue Bonds, Series 2000B, 5.625%, 1/01/30 – FGIC Insured	7/10 at 101.00	A+	5,010,100
	(Alternative Minimum Tax)
2,700	Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001, 7.900%,	12/11 at 101.00	AAA	3,085,992
	12/01/24 (Pre-refunded 12/01/11)
2,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	1,325,000
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/42
3,740	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/11 at 100.00	N/R (4)	3,972,441
	Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31 (Pre-refunded 5/15/11)
500	Gainesville Redevelopment Authority, Georgia, Educational Facilities Revenue Bonds, Riverside	3/17 at 100.00	N/R	310,010
	Military Academy Project, Series 2007, 5.125%, 3/01/37
13,940	Total Georgia			13,703,543
	Illinois – 15.0% (9.8% of Total Investments)
8,375	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.500%, 1/01/19 – AGM Insured	1/11 at 101.00	AAA	8,519,553
	(Alternative Minimum Tax)
4,950	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	1/11 at 101.00	A1	4,761,801
	Airport, Series 2001A, 5.375%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)
2,220	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A, 5.500%,	No Opt. Call	A+	2,539,747
	1/01/16 – NPFG Insured
10,000	Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001, 5.000%, 11/01/26	11/11 at 100.00	Aa3 (4)	10,761,800
	(Pre-refunded 11/01/11) – AMBAC Insured
1,165	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	1,152,418
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
2,415	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program –	12/14 at 100.00	A3	2,440,671
	Kankakee County, Series 2005B, 5.000%, 12/01/24 – AMBAC Insured
3,385	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	2,985,198
	5.500%, 8/01/37
1,130	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000,	5/10 at 101.00	Aaa	1,161,934
	6.500%, 5/15/30 (Pre-refunded 5/15/10)
9,000	Illinois Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc.,	12/11 at 101.00	BBB–	8,397,360
	Series 2001, 5.875%, 12/01/31
15,000	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series	7/11 at 100.00	Baa3 (4)	16,146,150
	2001A, 6.125%, 7/01/31 (Pre-refunded 7/01/11)
5,000	Lake County School District 38, Big Hallow, Illinois, General Obligation Bonds, Series 2005,	No Opt. Call	N/R	2,686,100
	0.000%, 2/01/22 – AMBAC Insured
7,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	5,626,670
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
16,900	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/10 at 101.00	AAA	17,080,661
	Project, Series 1999A, 5.250%, 12/15/28 – FGIC Insured
2,265	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	2,524,750
	Expansion Project, Series 1998A, 5.500%, 6/15/29 – FGIC Insured
88,805	Total Illinois			86,784,813
	Indiana – 6.0% (3.9% of Total Investments)
	Clark-Pleasant Community School Building Corporation, Indiana, First Mortgage Bonds,
	Series 2001:
1,255	5.000%, 7/15/21 (Pre-refunded 1/15/12) – AMBAC Insured	1/12 at 100.00	AA+ (4)	1,362,139
1,000	5.000%, 1/15/26 (Pre-refunded 1/15/12) – AMBAC Insured	1/12 at 100.00	AA+ (4)	1,085,370
	Evansville Vanderburgh Public Library Lease Corporation, Indiana, First Mortgage Bonds,
	Series 2001:
2,000	5.750%, 7/15/18 (Pre-refunded 1/15/12) – MBIA Insured	1/12 at 100.00	A+ (4)	2,199,920
2,750	5.125%, 1/15/24 (Pre-refunded 1/15/12) – MBIA Insured	1/12 at 100.00	A+ (4)	2,991,450
1,250	Hamilton Southeastern Cumberland Campus School Building Corporation, Indiana, First Mortgage	1/12 at 100.00	A (4)	1,359,750
	Bonds, Series 2001, 5.125%, 1/15/23 (Pre-refunded 1/15/12) – AMBAC Insured
9,500	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/11 at 100.00	A	9,658,745
	5.500%, 2/01/26 – NPFG Insured
4,230	Indiana Finance Authority, Educational Facilities Revenue Bonds, Tudor Park Foundation, Series	6/15 at 100.00	Aa3	4,375,808
	2005B, 5.000%, 6/01/24
2,800	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A	2,491,132
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
3,500	University of Southern Indiana, Student Fee Bonds, Series 2001H, 5.000%, 10/01/21 –	10/11 at 100.00	A2	3,561,565
	AMBAC Insured
	Vigo County, Indiana, Hospital Authority, Union Hospital, Revenue Bonds, Series 2007:
2,500	5.750%, 9/01/42	9/17 at 100.00	N/R	2,065,275
2,500	5.800%, 9/01/47	9/17 at 100.00	N/R	2,053,200
1,090	Wayne County Jail Holding Corporation, Indiana, First Mortgage Bonds, Series 2001, 5.500%,	1/13 at 101.00	A3 (4)	1,242,447
	7/15/22 (Pre-refunded 1/15/13) – AMBAC Insured
34,375	Total Indiana			34,446,801
	Iowa – 6.1% (4.0% of Total Investments)
2,000	Iowa Finance Authority, Healthcare Revenue Bonds, Great River Medical Center, Series 2001,	5/11 at 100.00	Aa3	2,001,080
	5.250%, 5/15/31 – AGM Insured
1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	742,050
	5.625%, 6/01/46
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
26,855	5.300%, 6/01/25 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	28,486,170
3,950	5.600%, 6/01/35 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	4,247,396
33,805	Total Iowa			35,476,696
	Kansas – 0.3% (0.2% of Total Investments)
	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement,
	Series 2007B:
1,000	5.125%, 5/15/37	5/14 at 103.00	N/R	747,800
1,000	5.125%, 5/15/42	5/14 at 103.00	N/R	730,400
2,000	Total Kansas			1,478,200
	Kentucky – 3.5% (2.3% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AAA	1,076,610
	Louisville Arena Authority, Inc., Series 2008A-1, 6.000%, 12/01/42 – AGC Insured
18,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	11/11 at 101.00	AA–	18,937,524
	System Revenue Bonds, Series 2001A, 5.125%, 5/15/27 – NPFG Insured
19,500	Total Kentucky			20,014,134
	Louisiana – 4.4% (2.8% of Total Investments)
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BB	3,104,850
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
3,700	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	3,386,018
	Series 2007A, 5.500%, 5/15/47
19,890	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	18,738,766
	Series 2001B, 5.875%, 5/15/39
26,590	Total Louisiana			25,229,634
	Maine – 1.1% (0.7% of Total Investments)
	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2001B:
4,610	5.400%, 11/15/21 (Alternative Minimum Tax)	11/10 at 100.00	AA+	4,637,015
1,610	5.500%, 11/15/32 (Alternative Minimum Tax)	11/10 at 100.00	AA+	1,613,816
6,220	Total Maine			6,250,831
	Maryland – 2.6% (1.7% of Total Investments)
1,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007B,	4/17 at 100.00	N/R	726,070
	5.250%, 4/01/37
1,570	Maryland Community Development Administration, Insured Multifamily Housing Mortgage Loan	7/11 at 100.00	AA2	1,585,119
	Revenue Bonds, Series 2001B, 5.250%, 7/01/21 (Alternative Minimum Tax)
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,439,940
	Center, Series 2006A, 5.000%, 12/01/31
10,600	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	3/10 at 100.00	N/R	10,602,968
	7.400%, 9/01/19 (Alternative Minimum Tax)
555	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	491,253
	Retirement Community, Series 2007, 4.750%, 7/01/34
15,725	Total Maryland			14,845,350
	Massachusetts – 2.8% (1.8% of Total Investments)
1,375	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/12 at 102.00	N/R	1,106,696
	5.250%, 10/01/26
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BB–	666,710
	Project, Series 2005D, 5.250%, 7/01/30
1,600	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	1,624,320
	University Issue, Series A (2009) Series B (2009) (Federally Taxable), 5.750%, 7/01/39
4,860	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2008, Trust	6/18 at 100.00	AA	5,211,913
	3145, 15.387%, 6/01/39 (IF)
5,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/11 at 101.00	N/R	4,487,900
	2001A, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, 4.500%, 8/01/46 –	2/17 at 100.00	AAA	3,242,166
	AGM Insured (UB)
17,300	Total Massachusetts			16,339,705
	Michigan – 9.6% (6.3% of Total Investments)
15,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	AAA	16,544,250
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)
2,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital	8/17 at 100.00	N/R	1,318,600
	Obligated Group, Series 2007A, 5.000%, 8/15/38
11,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A,	7/11 at 101.00	AA (4)	11,893,310
	5.500%, 1/15/31 (Pre-refunded 7/15/11)
1,165	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I,	10/11 at 100.00	A+	1,227,199
	5.500%, 10/15/18
70	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 5.500%,	10/11 at 100.00	A+ (4)	75,803
	10/15/18 (Pre-refunded 10/15/11)
1,355	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	2/10 at 100.00	Ba3	1,146,438
	Obligated Group, Series 1998A, 5.250%, 8/15/23
3,485	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sisters of Mercy	No Opt. Call	A (4)	3,814,123
	Health Corporation, Series 1993P, 5.375%, 8/15/14 – MBIA Insured (ETM)
	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sparrow Obligated
	Group, Series 2001:
1,400	5.500%, 11/15/21 (Pre-refunded 11/15/11)	11/11 at 101.00	A+ (4)	1,531,978
2,500	5.625%, 11/15/31 (Pre-refunded 11/15/11)	11/11 at 101.00	A+ (4)	2,741,225
3,500	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2	3,431,400
	2006, 5.000%, 12/01/31 (UB)
12,640	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	11/11 at 100.00	A1	11,609,461
	Hospital, Series 2001M, 5.250%, 11/15/31 – NPFG Insured
54,115	Total Michigan			55,333,787
	Minnesota – 0.6% (0.4% of Total Investments)
2,245	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Multifamily	10/11 at 105.00	Aaa	2,320,275
	Housing Revenue Bonds, Rose Apartments Project, Series 2001, 6.350%, 10/20/37
	(Alternative Minimum Tax)
1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	1,086,938
	Project, Series 2007-1, 5.000%, 8/01/36
3,620	Total Minnesota			3,407,213
	Mississippi – 0.9% (0.6% of Total Investments)
2,155	Mississippi Business Finance Corporation, GNMA Collateralized Retirement Facility Mortgage	5/10 at 102.00	AAA	2,168,727
	Revenue Refunding Bonds, Aldersgate Retirement Community Inc. Project, Series 1999A,
	5.450%, 5/20/34
3,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	3,081,480
	Healthcare, Series 2004, 5.000%, 9/01/24 (UB)
5,155	Total Mississippi			5,250,207
	Missouri – 3.0% (2.0% of Total Investments)
1,495	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	N/R	1,289,408
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
1,000	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional	12/17 at 100.00	N/R	740,780
	Medical Center, Series 2007, 5.000%, 12/01/32
1,825	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs	10/12 at 100.00	N/R (4)	2,058,837
	Redevelopment Project, Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)
	Missouri Development Finance Board, Cultural Facilities Revenue Bonds, Nelson Gallery
	Foundation, Series 2001A:
3,335	5.250%, 12/01/19 – NPFG Insured	12/11 at 100.00	AA–	3,554,877
3,510	5.250%, 12/01/20 – NPFG Insured	12/11 at 100.00	AA–	3,741,414
3,695	5.250%, 12/01/21 – NPFG Insured	12/11 at 100.00	AA–	3,938,611
2,040	5.250%, 12/01/22 – NPFG Insured	12/11 at 100.00	AA–	2,153,363
16,900	Total Missouri			17,477,290
	Montana – 0.6% (0.4% of Total Investments)
5,000	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	7/10 at 101.00	B	3,714,200
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
	Nebraska – 0.8% (0.5% of Total Investments)
	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2001D:
1,290	5.250%, 9/01/21 (Alternative Minimum Tax)	9/11 at 100.00	AAA	1,290,116
1,710	5.375%, 9/01/32 (Alternative Minimum Tax)	9/11 at 100.00	AAA	1,750,271
1,005	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City	2/17 at 100.00	AA+	1,519,319
	2, Series 2006A, 19.774%, 2/01/49 – AMBAC Insured (IF)
4,005	Total Nebraska			4,559,706
	Nevada – 2.8% (1.8% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	10,304,400
	(WI/DD, Settling 2/03/10)
2,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	7/10 at 100.00	Caa2	833,340
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
4,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/12 at 100.00	N/R	220,000
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40 (5)
170	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1998A-1, 5.300%, 4/01/18	4/10 at 100.00	Aaa	173,924
	(Alternative Minimum Tax)
4,290	University of Nevada, Revenue Bonds, Community College System, Series 2001A, 5.250%, 7/01/26	1/12 at 100.00	AA– (4)	4,670,223
	(Pre-refunded 1/01/12) – FGIC Insured
20,460	Total Nevada			16,201,887
	New Hampshire – 0.4% (0.2% of Total Investments)
2,000	New Hampshire Health and Education Authority, Hospital Revenue Bonds, Concord Hospital, Series	10/11 at 101.00	Aa3	2,045,320
	2001, 5.500%, 10/01/21 – AGM Insured
	New Jersey – 4.4% (2.9% of Total Investments)
10,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water	11/12 at 101.00	A2	9,417,200
	Company, Series 2002A, 5.250%, 11/01/32 – AMBAC Insured (Alternative Minimum Tax)
575	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	430,687
	Series 2003, 5.500%, 7/01/33
4,125	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	A1	4,631,220
	Grants, Series 2002A, 5.500%, 9/15/13 – AMBAC Insured
12,970	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	AA–	3,161,438
	Appreciation Series 2010A, 0.000%, 12/15/33
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA–	6,587,800
	0.000%, 12/15/28 – AMBAC Insured
2,045	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	1,440,927
	Series 2007-1A, 4.750%, 6/01/34
49,715	Total New Jersey			25,669,272
	New York – 4.5% (2.9% of Total Investments)
900	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	726,300
	Schools, Series 2007A, 5.000%, 4/01/32
	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,275	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,305,677
3,400	0.000%, 7/15/44	No Opt. Call	BBB–	290,224
1,780	East Rochester Housing Authority, New York, GNMA Secured Revenue Bonds, Gates Senior Housing	10/11 at 101.00	AAA	1,802,624
	Inc., Series 2001, 5.300%, 4/20/31
5,010	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	4,567,367
	2/15/47 – NPFG Insured
4,155	Monroe County Airport Authority, New York, Revenue Refunding Bonds, Greater Rochester	No Opt. Call	A	4,435,047
	International Airport, Series 1999, 5.750%, 1/01/13 – NPFG Insured (Alternative Minimum Tax)
8,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	7,969,280
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
1,715	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20 –	8/12 at 100.00	AA	1,794,765
	MBIA Insured
785	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20	8/12 at 100.00	Aa3 (4)	881,382
	(Pre-refunded 8/01/12) – MBIA Insured
2,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/11 at 100.00	AA–	2,101,440
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16
29,020	Total New York			25,874,106
	North Carolina – 1.2% (0.8% of Total Investments)
1,710	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,696,867
	Bonds, Series 2008, Trust 1149, 15.172%, 1/15/47 (IF)
1,200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	1,215,456
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
1,750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AAA	2,021,740
	Carolinas Healthcare System, Series 2005A, 4.875%, 1/15/32 (Pre-refunded 1/15/15)
1,600	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A,	No Opt. Call	A	1,775,008
	5.500%, 1/01/13
6,260	Total North Carolina			6,709,071
	Ohio – 1.1% (0.7% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,165	5.125%, 6/01/24	6/17 at 100.00	BBB	2,941,171
710	5.875%, 6/01/30	6/17 at 100.00	BBB	612,964
685	5.750%, 6/01/34	6/17 at 100.00	BBB	569,598
1,570	5.875%, 6/01/47	6/17 at 100.00	BBB	1,204,598
1,235	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	3/10 at 100.00	Aaa	1,259,663
	Revenue Bonds, Series 1998A-1, 5.300%, 9/01/19 – AGM Insured (Alternative Minimum Tax)
7,365	Total Ohio			6,587,994
	Oklahoma – 1.9% (1.3% of Total Investments)
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
4,370	5.000%, 2/15/37	2/17 at 100.00	A	4,052,607
955	5.000%, 2/15/42	2/17 at 100.00	A	872,727
6,305	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	6,240,248
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	86,361
	System, Series 2006, Trust 3500, 8.479%, 12/15/36 (IF)
11,718	Total Oklahoma			11,251,943
	Oregon – 2.6% (1.7% of Total Investments)
10,000	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Series	7/10 at 100.00	AAA	10,025,800
	2000, 6.050%, 7/01/42 (Alternative Minimum Tax) (UB)
4,700	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds,	11/11 at 101.00	AA–	4,814,821
	PeaceHealth Project, Series 2001, 5.250%, 11/15/21 – AMBAC Insured
14,700	Total Oregon			14,840,621
	Pennsylvania – 1.8% (1.2% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn
	Allegheny Health System, Series 2000B:
2,000	9.250%, 11/15/22 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA	2,181,740
2,000	9.250%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA	2,181,740
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	417,095
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
3,500	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue	7/10 at 100.00	CC	1,929,340
	Bonds, Northampton Generating Project, Series 1994A, 6.600%, 1/01/19
	(Alternative Minimum Tax)
3,205	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	Aa3 (4)	3,585,722
	8/01/16 (Pre-refunded 8/01/12) – FGIC Insured
11,205	Total Pennsylvania			10,295,637
	Puerto Rico – 0.4% (0.3% of Total Investments)
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	AA–	2,465,125
	5.250%, 8/01/57
	South Carolina – 1.3% (0.8% of Total Investments)
6,850	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2001A, 5.500%,	10/11 at 100.00	A1 (4)	7,409,371
	10/01/22 (Pre-refunded 10/01/11) – AMBAC Insured
	Tennessee – 1.7% (1.1% of Total Investments)
3,680	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A–	508,834
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41
5,210	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001A,	3/11 at 100.00	AAA	5,384,118
	5.500%, 3/01/14 – AGM Insured (Alternative Minimum Tax)
275	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	244,420
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
800	5.500%, 11/01/37	11/17 at 100.00	N/R	464,000
2,800	5.500%, 11/01/46	11/17 at 100.00	N/R	1,624,000
745	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1998-2, 5.350%,	7/10 at 100.00	AA+	745,335
	7/01/23 (Alternative Minimum Tax)
760	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2001-3A, 5.200%,	7/11 at 100.00	AA+	765,974
	7/01/22 (Alternative Minimum Tax)
14,270	Total Tennessee			9,736,681
	Texas – 20.1% (13.1% of Total Investments)
5,445	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,296,950
	4.250%, 8/15/36 (UB)
595	Brushy Creek Municipal Utility District, Williamson County, Texas, Combination Unlimited Tax	6/10 at 100.00	Aa3	595,452
	and Revenue Refunding Bonds, Series 2001, 5.125%, 6/01/26 – AGM Insured
	Collins and Denton Counties, Frisco, Texas, General Obligation Bonds, Series 2001:
1,910	5.000%, 2/15/20 – FGIC Insured	2/11 at 100.00	AA	1,979,295
2,005	5.000%, 2/15/21 – FGIC Insured	2/11 at 100.00	AA	2,077,741
3,850	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	A+	3,864,322
	Series 2001A, 5.500%, 11/01/35 – FGIC Insured (Alternative Minimum Tax)
5,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A,	9/14 at 100.00	N/R	4,948,250
	7.000%, 9/01/25
4,040	Harris County, Texas, Tax and Revenue Certificates of Obligation, Series 2001, 5.000%, 8/15/27	8/11 at 100.00	AAA	4,310,963
6,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001B,	No Opt. Call	AA (4)	7,267,680
	5.500%, 12/01/29 – MBIA Insured (ETM)
7,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 1998B, 5.250%, 7/01/14 –	7/10 at 100.00	A	7,014,140
	FGIC Insured (Alternative Minimum Tax)
	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2001A:
2,525	5.500%, 7/01/13 – FGIC Insured (Alternative Minimum Tax)	1/12 at 100.00	A	2,678,040
2,905	5.500%, 7/01/14 – FGIC Insured (Alternative Minimum Tax)	1/12 at 100.00	A	3,057,483
14,200	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	14,235,358
	2007A, 4.750%, 8/01/43 (UB)
	Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage
	Revenue Bonds, Baptist Hospital of Southeast Texas, Series 2001:
8,500	5.400%, 8/15/31 – AMBAC Insured	8/11 at 100.00	N/R	8,620,275
8,500	5.500%, 8/15/41 – AMBAC Insured	8/11 at 100.00	N/R	8,424,265
10,700	Laredo Independent School District, Webb County, Texas, General Obligation Refunding Bonds,	8/11 at 100.00	AAA	11,198,192
	Series 2001, 5.000%, 8/01/25
2,500	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	BBB+	2,346,425
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured
	(Alternative Minimum Tax)
3,150	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	3,193,817
	5.750%, 1/01/38
3,045	Port of Houston Authority, Harris County, Texas, General Obligation Port Improvement Bonds,	10/11 at 100.00	AAA	3,122,708
	Series 2001B, 5.500%, 10/01/17 – FGIC Insured (Alternative Minimum Tax)
7,700	Tarrant County, Texas, Cultural & Educational Facilities Financing Corporation, Revenue Bonds,	2/17 at 100.00	AA–	7,622,384
	Series 2007A, 5.000%, 2/15/36 (UB)
9,605	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series	7/11 at 100.00	AAA	9,464,575
	2001A, 5.350%, 7/01/33 (Alternative Minimum Tax)
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
9,110	0.000%, 8/15/37	8/15 at 31.98	AAA	2,110,787
9,110	0.000%, 8/15/40	8/15 at 27.11	AAA	1,773,444
7,110	0.000%, 8/15/44	8/15 at 21.88	AAA	1,091,101
134,505	Total Texas			116,293,647
	Utah – 0.5% (0.3% of Total Investments)
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001E:
840	5.200%, 1/01/18 (Alternative Minimum Tax)	7/11 at 100.00	AA–	850,685
255	5.500%, 1/01/23 (Alternative Minimum Tax)	7/11 at 100.00	Aaa	257,379
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001F-1:
1,245	4.950%, 7/01/18 (Alternative Minimum Tax)	7/11 at 100.00	AA–	1,261,882
370	5.300%, 7/01/23 (Alternative Minimum Tax)	7/11 at 100.00	Aaa	370,163
2,710	Total Utah			2,740,109
	Virginia – 0.2% (0.1% of Total Investments)
1,000	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	12/15 at 100.00	N/R	902,800
	Village, Series 2005, 5.375%, 12/01/28
	Washington – 16.3% (10.6% of Total Investments)
	Bellingham Housing Authority, Washington, Housing Revenue Bonds, Varsity Village Project,
	Series 2001A:
1,000	5.500%, 12/01/27 – NPFG Insured	12/11 at 100.00	A1	1,017,570
2,000	5.600%, 12/01/36 – NPFG Insured	12/11 at 100.00	A1	2,017,880
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	AA+	2,628,000
12,955	Port of Seattle, Washington, Passenger Facility Charge Revenue Bonds, Series 1998A, 5.300%,	6/10 at 100.50	A	13,033,507
	12/01/16 – AMBAC Insured (Alternative Minimum Tax)
	Port of Seattle, Washington, Revenue Bonds, Series 2001:
2,535	5.625%, 4/01/18 – FGIC Insured (Alternative Minimum Tax) (UB)	10/11 at 100.00	Aa2	2,587,855
16,000	5.100%, 4/01/24 – FGIC Insured (Alternative Minimum Tax) (UB)	4/10 at 100.00	Aa2	16,000,160
2,090	Public Utility District 1, Benton County, Washington, Electric Revenue Refunding Bonds, Series	11/11 at 100.00	AAA	2,257,116
	2001A, 5.625%, 11/01/15 – AGM Insured
5,680	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds,	3/11 at 100.00	AAA	5,922,877
	Series 2001, 5.500%, 3/01/18 – AGM Insured
4,530	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2001, 5.250%, 12/01/21	12/11 at 100.00	AA (4)	4,914,189
	(Pre-refunded 12/01/11) – AMBAC Insured
3,720	Washington State Healthcare Facilities Authority, Revenue Bonds, Children’s Hospital and	10/11 at 100.00	Aa3 (4)	4,016,038
	Regional Medical Center, Series 2001, 5.375%, 10/01/18 (Pre-refunded 10/01/11) –
	AMBAC Insured
	Washington State Healthcare Facilities Authority, Revenue Bonds, Good Samaritan Hospital,
	Series 2001:
5,480	5.500%, 10/01/21 (Pre-refunded 10/01/11) – RAAI Insured	10/11 at 101.00	BBB– (4)	5,968,213
25,435	5.625%, 10/01/31 (Pre-refunded 10/01/11) – RAAI Insured	10/11 at 101.00	BBB– (4)	27,753,908
	Washington State Healthcare Facilities Authority, Revenue Bonds, Group Health Cooperative of
	Puget Sound, Series 2001:
3,005	5.375%, 12/01/17 – AMBAC Insured	12/11 at 101.00	BBB+	3,056,536
2,915	5.375%, 12/01/18 – AMBAC Insured	12/11 at 101.00	BBB+	2,952,604
89,845	Total Washington			94,126,453
	Wisconsin – 4.5% (3.0% of Total Investments)
	Appleton, Wisconsin, Waterworks Revenue Refunding Bonds, Series 2001:
3,705	5.375%, 1/01/20 (Pre-refunded 1/01/12) – FGIC Insured	1/12 at 100.00	N/R (4)	4,039,969
1,850	5.000%, 1/01/21 (Pre-refunded 1/01/12) – FGIC Insured	1/12 at 100.00	N/R (4)	2,004,031
12,250	La Crosse, Wisconsin, Pollution Control Revenue Refunding Bonds, Dairyland Power Cooperative,	12/10 at 100.00	A3	12,540,938
	Series 1997B, 5.550%, 2/01/15 – AMBAC Insured
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/17 at 100.00	BBB+	874,600
	Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33
350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	AA–	356,195
	Health Obligated Group, Series 2001, 5.375%, 10/01/30
3,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	AA– (4)	3,961,199
	Health Obligated Group, Series 2001, 5.375%, 10/01/30 (Pre-refunded 10/01/11)
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/12 at 100.00	BBB+	2,516,500
	Series 2001B, 6.000%, 2/15/25
50	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	43,555
	Services Inc., Series 2003A, 5.125%, 8/15/33
25,355	Total Wisconsin			26,336,987
$ 946,298	Total Municipal Bonds (cost $879,538,683)			878,361,040

Shares	Description (1)			Value
	Investment Companies – 0.6% (0.4% of Total Investments)
10,766	BlackRock MuniHoldings Fund Inc.			$ 159,014
26,880	Dreyfus Strategic Municipal Fund			228,480
131,278	DWS Municipal Income Trust			1,547,768
43,420	PIMCO Municipal Income Fund II			478,488
43,020	Van Kampen Investment Grade Municipal Trust			603,571
30,000	Van Kampen Municipal Opportunity Trust			411,900
	Total Investment Companies (cost $3,388,285)			3,429,221
	Total Long-Term Investments (cost $882,926,968) – 152.7%			881,790,261
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Short-Term Investments – 0.4% (0.3% of Total Investments)
$ 2,325	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Variable	7/17 at 100.00	A-1	$ 2,325,000
	Rate Demand Obligations, Series 2008, Trust R-11436, 0.200%, 7/01/34 – FSA Insured (6)
	Total Short-Term Investments (cost $2,325,000)			2,325,000
	Total Investments (cost $885,251,968) – 153.1%			884,115,261
	Floating Rate Obligations – (13.1)%			(75,908,650)
	Other Assets Less Liabilities – 1.0%			6,382,991
	Auction Rate Preferred Shares, at Liquidation Value – (41.0)% (7)			(236,950,000)
	Net Assets Applicable to Common Shares – 100%			$ 577,639,602

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$878,361,040	$ —	$878,361,040
Investment Companies	3,429,221	—	—	3,429,221
Short-Term Investments	—	2,325,000	—	2,325,000
Total	$3,429,221	$880,686,040	$ —	$884,115,261

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2010, the cost of investments was $812,490,021.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 32,128,688
Depreciation	(36,353,547)
Net unrealized appreciation (depreciation) of investments	$ (4,224,859)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 26.8%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        April 1, 2010